SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2022 Shares $ / shares	Dec. 31, 2021 Shares $ / shares	Dec. 31, 2020 Shares $ / shares
Employees Consultants Directors Member
Number of Options
Outstanding on beginning of year | Shares	4,233,950	4,030,702	4,335,017
Granted | Shares	605,500	987,750	1,046,500
Exercised | Shares	(5,624)	(151,995)	(43,438)
Forfeited | Shares	(797,802)	(632,507)	(1,307,377)
Outstanding at end of year | Shares	4,036,024	4,233,950	4,030,702
Exercisable at end of year | Shares	2,755,280	2,558,643	2,556,360
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 5.54	$ 6.24	$ 7.08
Granted | $ / shares	1.04	3.69	1.37
Exercised | $ / shares	1.09	2.81	2.45
Forfeited | $ / shares	5.75	9.06	6.98
Outstanding at end of year | $ / shares	4.17	5.54	6.24
Exercisable at end of year | $ / shares	$ 5.32	$ 7.31	$ 8.54
Subsidiaries Employees Consultants Directors Member
Number of Options
Outstanding on beginning of year | Shares	1,901,992	1,798,780
Granted | Shares	877,689	318,302
Exercised | Shares	(8,270)	(203,826)
Forfeited | Shares	(497,922)	(11,264)
Outstanding at end of year | Shares	2,273,489	1,901,992	1,798,780
Exercisable at end of year | Shares	1,194,122	730,753
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 1.39	$ 0.88
Granted | $ / shares	2.74	1.64
Exercised | $ / shares	0.2	0.03
Forfeited | $ / shares	4.05	0.21
Outstanding at end of year | $ / shares	1.72	1.39	$ 0.88
Exercisable at end of year | $ / shares	$ 0.58	$ 1.62